Other Liabilities	12 Months Ended
Mar. 31, 2013
Other Liabilities

NOTE 12: — OTHER LIABILITIES

a.	Other current liabilities:

	March 31,
	2013	2012
Returns reserve	$49,701	$33,426
Due to customers	497	459
Employees and payroll accruals	16,667	15,524
Deferred revenue	351	—
Medicaid and indirect rebates	27,200	33,378
Accrued income taxes	20,055	68,507
Legal and audit fees	1,206	658
Settlements and loss contingencies	30,000	—
Accrued expenses	7,682	7,091
Interest payable	458	639
Deferred taxes	326	302
Derivative instruments	1,318	237
Other royalties	3,488	2,774
Other	2,865	1,970

	$161,814	$164,965

b.	Other long-term liabilities:

	March 31,
	2013	2012
Accrued severance pay	$2,730	$3,020
Interest rate swap	1,206	1,333
Accrued taxes	60	60

	$3,996	$4,413